UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31

Date of reporting period: _11/30/17_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS FUND

Statement of Investments, November 30, 2017 (unaudited)
	Industry	Shares	Value

Common Stocks 95.7%
Brazil 2.6%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	131,700	$691,972
B3 SA - Brasil Bolsa Balcao	Capital Markets	35,300	250,748
Cia Hering	Specialty Retail	414,700	3,218,276
Lojas Americanas SA.	Multiline Retail	395,760	1,464,882
M. Dias Branco SA	Food Products	109,200	1,562,050
Mahle-Metal Leve SA	Auto Components	104,000	718,403
Totvs SA.	Software	94,300	872,470
			8,778,801
Cambodia 0.2%
NagaCorp Ltd	Hotels, Restaurants & Leisure	730,000	535,514
China 21.9%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	79,668	14,107,609
[a] Baidu Inc., ADR.	Internet Software & Services	12,440	2,967,935
Brilliance China Automotive Holdings Ltd	Automobiles	7,876,900	20,672,955
China Mobile Ltd	Wireless Telecommunication Services	152,500	1,547,257
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	4,995,000	3,568,314
CNOOC Ltd	Oil, Gas & Consumable Fuels	1,885,000	2,553,233
COSCO Shipping Ports Ltd	Transportation Infrastructure	441,788	445,125
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	370,500	516,106
NetEase Inc., ADR	Internet Software & Services	10,989	3,612,194
Ping An Bank Co. Ltd., A	Banks	2,198,000	4,447,354
Ping An Insurance (Group) Co. of China Ltd., A	Insurance	506,690	5,358,260
Tencent Holdings Ltd	Internet Software & Services	209,300	10,664,627
Uni-President China Holdings Ltd	Food Products	2,548,300	1,970,520
Weifu High-Technology Co. Ltd., B.	Auto Components	294,712	638,021
			73,069,510
Czech Republic 0.3%
Moneta Money Bank AS	Banks	243,000	877,029
Hong Kong 1.3%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	122,900	983,200
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	782,800	1,998,340
Win Hanverky Holdings Ltd	Textiles, Apparel & Luxury Goods	11,592,800	1,499,005
			4,480,545
Hungary 1.1%
Richter Gedeon Nyrt	Pharmaceuticals	141,930	3,668,384
India 5.6%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	27,729	1,226,994
Coal India Ltd	Oil, Gas & Consumable Fuels	227,998	975,064
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	246,607	2,157,094
ICICI Bank Ltd	Banks	1,757,254	8,380,268
Infosys Ltd	IT Services	138,824	2,101,196
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	77,410	1,106,174
Tata Chemicals Ltd	Chemicals	151,000	1,701,647
[a] Tata Motors Ltd., A	Automobiles	333,003	1,195,124
			18,843,561
Indonesia 3.8%
Astra International Tbk PT	Automobiles	12,241,000	7,217,357
Bank Danamon Indonesia Tbk PT	Banks	12,674,285	4,708,582
Perusahaan Gas Negara (Persero) Tbk PT.	Gas Utilities	5,316,500	668,199
			12,594,138

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Kenya 0.4%
Equity Group Holdings Ltd	Banks	2,939,100	$1,226,408
Mexico 1.7%
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	594,906	4,836,586
Nemak SAB de CV	Auto Components	1,131,700	830,371
			5,666,957
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	132,031	48,454
Pakistan 1.1%
MCB Bank Ltd	Banks	1,924,810	3,725,380
Peru 3.3%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	681,965	9,540,690
[b] Intercorp Financial Services Inc., Reg S	Banks	34,920	1,323,468
			10,864,158
Philippines 0.2%
BDO Unibank Inc	Banks	260,750	755,797
Security Bank Corp	Banks	1,200	5,956
			761,753
Russia 8.9%
Gazprom PJSC, ADR.	Oil, Gas & Consumable Fuels	928,744	4,151,021
LUKOIL PJSC, ADR.	Oil, Gas & Consumable Fuels	190,666	10,591,496
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	140,028	4,109,822
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	116,200	2,017,813
Sberbank of Russia PJSC, ADR	Banks	275,408	4,491,905
[b] TMK PAO, GDR, Reg S	Energy Equipment & Services	165,233	885,649
[a] Yandex NV, A	Internet Software & Services	109,621	3,629,551
			29,877,257
South Africa 7.4%
Massmart Holdings Ltd	Food & Staples Retailing	247,733	2,026,266
MTN Group Ltd	Wireless Telecommunication Services	71,475	673,193
Naspers Ltd., N	Media	82,414	22,143,456
			24,842,915
South Korea 16.8%
Daelim Industrial Co. Ltd	Construction & Engineering	43,270	3,291,554
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	8,190	600,414
Hankook Tire Co. Ltd	Auto Components	17,600	867,733
Hanon Systems.	Auto Components	240,762	2,923,280
Hite Jinro Co. Ltd	Beverages	51,520	1,123,137
Hyundai Development Co-Engineering & Construction	Construction & Engineering	104,250	3,969,949
iMarketkorea Inc	Trading Companies & Distributors	51,372	493,800
Interpark Holdings Corp	Internet & Direct Marketing Retail	110,746	396,265
KT Skylife Co. Ltd	Media	59,360	720,736
LG Corp	Industrial Conglomerates	21,505	1,800,070
Naver Corp	Internet Software & Services	3,492	2,569,643
POSCO	Metals & Mining	15,561	4,795,025
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	10,120	23,644,099
SK Hynix Inc	Semiconductors & Semiconductor Equipment	91,400	6,456,779
SK Innovation Co. Ltd	Oil, Gas & Consumable Fuels	9,597	1,822,905
Youngone Corp	Textiles, Apparel & Luxury Goods	17,230	540,441
			56,015,830

|2

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan 10.4%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	265,000	$2,850,649
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	1,173,700	888,051
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	2,110,140	7,027,592
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	16,000	2,738,914
PChome Online Inc	Internet Software & Services	400,282	1,766,352
Pegatron Corp	Technology Hardware, Storage & Peripherals	707,000	1,608,183
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	2,376,000	17,883,403
			34,763,144
Thailand 4.5%
Kasikornbank PCL, fgn	Banks	583,800	4,185,331
Kiatnakin Bank PCL, fgn	Banks	1,651,200	3,806,764
Land and Houses PCL, fgn	Real Estate Management & Development	3,829,058	1,220,043
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	454,047	1,269,356
Siam Commercial Bank PCL, fgn	Banks	493,200	2,304,320
Thai Beverage PCL, fgn	Beverages	2,347,000	1,679,599
Univanich Palm Oil PCL, fgn	Food Products	1,835,500	433,007
			14,898,420
United Kingdom 3.3%
Unilever PLC	Personal Products	193,620	10,906,326
United States 0.9%
[a] IMAX Corp	Media	124,108	3,152,343
Total Common Stocks (Cost $211,562,011)			319,596,827

Participatory Notes (Cost $1,254,601) 0.4%
Saudi Arabia 0.4%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18	Chemicals	56,699	1,523,947
Preferred Stocks 3.3%
Brazil 3.3%
[c] Banco Bradesco SA, 2.162%, ADR, pfd	Banks	492,516	4,821,732
[c] Itau Unibanco Holding SA, 4.567%, ADR, pfd	Banks	487,598	6,119,355
Total Preferred Stocks (Cost $5,826,747)			10,941,087
Total Investments before Short Term
Investments (Cost $218,643,359)			332,061,861

Short Term Investments (Cost $2,365,337) 0.7%
Money Market Funds 0.7%
United States 0.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.75%		2,365,337	2,365,337
Total Investments (Cost $221,008,696)
100.1%			334,427,198
Other Assets, less Liabilities (0.1)%			(375,878)
Net Assets 100.0%			$334,051,320

|3

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2017, the aggregate value of these securities was $6,318,939, representing 1.9% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|4

TEMPLETON EMERGING MARKETS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|5

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain companies impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At November 30, 2017, the Fund had 8.9% of its net assets invested in Russia.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.75%	3,296,567	10,225,854	(11,157,084)	2,365,337	$2,365,337	$8,251	$ — $ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

|6

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$330,537,914	$—	$—	$330,537,914
Participatory Notes	—	1,523,947	—	1,523,947
Short Term Investments	2,365,337	—	—	2,365,337
Total Investments in Securities	$332,903,251	$1,523,947	$—	$334,427,198

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By _/s/Matthew T. Hinkle______

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle______

Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 25, 2018

By _/s/Robert G. Kubilis     _

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  January 25, 2018